MUNICIPAL PREMIUM INCOME TRUST  Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS November 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Municipal Premium Income Trust (PIA) for the six-month period ended November 30, 1997.

Over the past six months the bond market rallied and the pace of economic growth moderated. Inflation remained subdued and the Federal Reserve Board favored a stable monetary policy following its tightening move in March. In addition, the bond rally was supported by a shrinking federal budget deficit and a stronger dollar. By August the bond market began to retreat on fears that record-setting employment conditions might prompt the Federal Reserve Board to tighten interest rates further. However, yields declined in October and November. The spreading Asian currency crisis created turmoil in the international markets, precipitating "flight-to-quality" demand for U.S. Treasuries.


                            BOND YIELDS 1994-1997


                                                          Insured Municipal
                 30-Year               30-Year              Revenue Yields
            Insured Municipal       U.S. Treasury         as a Percentage of
             Revenue Yields             Yields           U.S. Treasury Yields

Dec '93           5.4                    6.34                   85.17%
                  5.4                    6.24                   86.54%
                  5.8                    6.66                   87.09%
                  6.4                    7.09                   90.27%
                  6.35                   7.32                   86.75%
                  6.25                   7.43                   84.12%
Jun '94           6.5                    7.61                   85.41%
                  6.25                   7.39                   84.57%
                  6.3                    7.45                   84.56%
                  6.55                   7.81                   83.87%
                  6.75                   7.96                   84.80%
                  7                      8                      87.50%
Dec '94           6.75                   7.88                   85.66%
                  6.4                    7.7                    83.12%
                  6.15                   7.44                   82.66%
                  6.15                   7.43                   82.77%
                  6.2                    7.34                   84.47%
                  5.8                    6.66                   87.09%
Jun '95           6.1                    6.62                   92.15%
                  6.1                    6.86                   88.92%
                  6                      6.66                   90.08%
                  5.95                   6.48                   91.82%
                  5.75                   6.33                   90.84%
                  5.5                    6.14                   89.56%
Dec '95           5.35                   5.94                   90.07%
                  5.4                    6.03                   89.55%
                  5.8                    6.46                   86.69%
                  5.85                   6.66                   87.84%
                  5.95                   6.89                   86.36%
                  6.05                   6.99                   86.55%
Jun '96           5.9                    6.89                   85.63%
                  5.85                   6.97                   83.93%
                  5.9                    7.11                   82.98%
                  5.7                    6.93                   82.25%
                  5.65                   6.64                   85.09%
                  5.5                    6.35                   86.61%
Dec '96           5.6                    6.63                   84.46%
                  5.7                    6.79                   83.95%
                  5.65                   6.8                    83.08%
                  5.9                    7.1                    83.10%
                  5.75                   6.94                   82.85%
                  5.65                   6.91                   81.77%
Jun '97           5.6                    6.78                   82.60%
                  5.3                    6.3                    84.00%
                  5.5                    6.61                   83.00%
                  5.4                    6.4                    84.40%
                  5.35                   6.15                   86.90%
                  5.3                    6.05                   87.60%

MUNICIPAL PREMIUM INCOME TRUST

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields but with less volatility. Long-term insured revenue index yields declined from 5.65 percent in May 1997 to
5.30 percent by the end of November. Yields on 1-year notes moved from 3.90 percent to 3.80 percent. Consequently, the yield pickup for extending maturities from 1 to 30 years narrowed from 175 basis points to 150 basis points over the past six months.

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields rose from 82 percent at the end of May 1997 to 88 percent in November. A rising ratio means that municipals have underperformed Treasuries and have become relatively more attractive. Over the past four years, this ratio has annually ranged from an average low of 83 percent to an average high of 90 percent.

New-issue underwriting volume was slightly ahead of last year's pace in the first half of 1997. The decline in interest rates led to a surge in refunding activity in the third quarter. As a result, new-issue municipal volume was up 17 percent during the first 11 months of 1997. Refundings accounted for one-quarter of total volume.

PERFORMANCE

During the six-month period ended November 30, 1997, the Fund's net asset value
(NAV) increased from $10.08 to $10.32. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.30 per share, the Fund's total NAV return was 5.55 percent. PIA's price on the New York Stock Exchange moved from $9.375 to $9.875 per share. Based on this change in market price plus reinvestment of dividends, the Fund's total market return was 8.59 percent. On November 30, 1997, the Fund was trading at a 4 percent discount to NAV.

Monthly dividends for the fourth quarter of 1997 were declared in September and remained unchanged at $0.05 per share. Over the past six months the level of undistributed net investment income increased from $0.086 to $0.099 per share.

PORTFOLIO STRUCTURE

The Fund remained fully invested in long-term municipal bonds. Investments were diversified among 13 long-term sectors and 71 credits. The Fund's weighted average maturity was 19 years. The distribution of call dates in the portfolio produced 5 years of weighted average call protection. High credit quality was maintained with 80 percent of long-term holdings rated double or triple "A".

MUNICIPAL PREMIUM INCOME TRUST

LARGEST SECTORS AS OF NOVEMBER 30, 1997
(% OF NET ASSETS)

REFUNDED                17%
IDR/PCR*                14%
ELECTRIC                13%
MORTGAGE                13%
HOSPITAL                12%
TRANSPORTATION           9%
GENERAL OBLIGATION       6%
WATER & SEWER            6%
ALL OTHERS              10%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF NOVEMBER 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa OR AAA              58%
Aa OR AA                22%
Baa OR BBB               9%
A OR A                   8%
N/R                      3%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CALL STRUCTURE AS OF NOVEMBER 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)
PERCENT CALLABLE

     WEIGHTED AVERAGE
 CALL PROTECTION: 5 YEARS

   YEARS BONDS CALLABLE

1998                    12%
1999                    12%
2000                     6%
2001                     4%
2002                     1%
2003                    12%
2004                     7%
2005                    12%
2006                    11%
2007                     4%
2008+                   19%

MUNICIPAL PREMIUM INCOME TRUST

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year.

Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding. Five ARPS series totaling $100 million are outstanding and represent 28 percent of net assets. The second factor is the spread between the portfolio's book yield and the cost of ARPS (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. Weekly ARPS yields ranged between 3.34 and 5.75 percent.

LOOKING AHEAD

So far this year, long-term municipal bonds have followed the trend of Treasuries toward lower yields. The recent enactment of the Taxpayer Relief Act of 1997 preserved the traditional tax-exempt benefits of municipal bond income.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended November 30, 1997, the Fund purchased and retired 204,000 shares of common stock at a weighted average market discount of 4.837 percent. The Fund may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

We appreciate your ongoing support of Municipal Premium Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (97.4%)
              General Obligation (5.7%)
$  5,000      Chicago Park District, Illinois, Ser 1995...............................      6.60%     11/15/14     $  5,542,450
   3,500      Massachusetts, 1995 Ser A (AMBAC).......................................      5.00      07/01/12        3,510,640
   4,500      Shelby County, Tennessee, Refg 1995 Ser A...............................      5.625     04/01/11        4,705,200
   6,000      Washington, Ser 1993 A..................................................      5.75      10/01/17        6,204,900
--------                                                                                                           ------------
  19,000                                                                                                             19,963,190
--------                                                                                                           ------------

              Educational Facilities Revenue (3.6%)
   5,500      Oakland University, Michigan, Ser 1995 (MBIA)...........................      5.75      05/15/26        5,707,075
              New York State Dormitory Authority,
   4,000      State University Refg Ser 1993 A........................................      5.50      05/15/08        4,218,040
   1,350      State University Ser 1990 B.............................................      7.50      05/15/11        1,636,173
   1,000      Pennsylvania Higher Educational Facilities Authority, Temple University
               First Ser (MBIA).......................................................      6.50      04/01/21        1,078,570
--------                                                                                                           ------------
  11,850                                                                                                             12,639,858
--------                                                                                                           ------------

              Electric Revenue (12.6%)
   5,000      Sacramento Municipal Utility District, California, Refg 1994 Ser I
               (MBIA).................................................................      6.00      01/01/24        5,305,250
   4,000      Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC)................      6.375     09/01/23        4,427,440
   7,750      South Carolina Public Service Authority, 1995 Refg Ser A (AMBAC)........      6.25      01/01/22        8,448,353
  20,000      San Antonio, Texas, Electric & Gas Refg Ser 1994 C......................      4.70      02/01/06       19,745,399
              Intermountain Power Agency, Utah,
   5,000       Refg 1997 Ser B (MBIA).................................................      5.75      07/01/19        5,223,600
   1,270       Refg Ser 1988 B........................................................      7.50      07/01/21        1,319,327
--------                                                                                                           ------------
  43,020                                                                                                             44,469,369
--------                                                                                                           ------------

              Hospital Revenue (12.2%)
   5,000      Alabama Special Care Facilities Financing Authority of Birmingham,
               Daughters of Charity National Health/St Vincent's & Providence
               Hospitals Ser 1995.....................................................      5.00      11/01/25        4,665,350
   5,000      Birmingham-Carraway Special Care Facilities Financing Authority,
               Alabama, Carraway Methodist Health Systems Ser 1995 A (Connie Lee).....      5.875     08/15/15        5,225,299
   3,500      Colbert County - Northwest Health Care Authority, Alabama, Hellen Keller
               Hospital Refg Ser 1990.................................................      8.75      06/01/09        3,843,385
   1,000      California Health Facilities Financing Authority, Alexian Brothers/San
               Jose Refg Ser 1990 (MBIA)..............................................      7.125     01/01/16        1,071,670
   3,000      Hall County & Gainesville Hospital Authority, Georgia, Northeast Georgia
               Healthcare Ser 1995 (MBIA).............................................      6.00      10/01/20        3,187,560
   3,750      Evergreen Park, Illinois, Little Company of Mary Hospital Refg Ser 1988
               (MBIA).................................................................      7.25      02/15/11        3,848,100
   1,800      Southwestern Illinois Development Authority, Anderson Hospital Ser 1992
               A......................................................................      7.00      08/15/22        1,943,136
   3,420      Kentucky Development Finance Authority, Ashland Hospital/King's
               Daughters Refg Ser 1987................................................      9.75      08/01/05        3,519,283
   9,500      Boston, Massachussetts, Boston City Hospital - FHA Mtg Refg Ser B.......      5.75      02/15/13        9,655,610

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
$  2,985      Lehigh County General Purpose Authority, Pennsylvania, St Lukes Hospital
               Ser 1992 (AMBAC).......................................................      6.25%     07/01/22     $  3,176,219
   2,750      Jefferson County Health Facilities Development Corporation, Texas,
               Baptist Health Care Ser 1989...........................................      8.30      10/01/14        2,908,208
--------                                                                                                           ------------
  41,705                                                                                                             43,043,820
--------                                                                                                           ------------

              Industrial Development/Pollution Control Revenue (14.2%)
  12,045      Pima County Industrial Development Authority, Arizona, Tucson Electric
               Power Co Refg Ser 1988 A (FSA Surety)..................................      7.25      07/15/10       13,434,993
  10,000      Burlington, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA)............      7.00      06/01/31       10,905,800
   1,000      Ohio Water Development Authority, Toledo Edison Co Ser 1990 A (Secondary
               FSA)...................................................................      7.75      05/15/19        1,092,900
   9,500      Montgomery County Industrial Development Authority, Pennsylvania,
               Philadelphia Electric Co Refg 1991 Ser B (MBIA)........................      6.70      12/01/21       10,362,695
  13,000      Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT)..............      7.50      12/01/29       14,155,700
--------                                                                                                           ------------
  45,545                                                                                                             49,952,088
--------                                                                                                           ------------

              Mortgage Revenue - Multi-Family (3.0%)
   1,250      Lake Charles Non-Profit Housing Development Corporation, Louisiana, Ser
               1990 A (FSA)...........................................................      7.875     02/15/25        1,262,500
              Massachusetts Housing Finance Agency,
   2,000       Rental 1994 Ser A (AMT) (AMBAC)........................................      6.60      07/01/14        2,141,280
   4,000       Rental 1994 Ser A (AMT) (AMBAC)........................................      6.65      07/01/19        4,282,520
   2,750      Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA)..............      6.00      02/01/22        2,835,800
--------                                                                                                           ------------
  10,000                                                                                                             10,522,100
--------                                                                                                           ------------

              Mortgage Revenue - Single Family (9.7%)
              Colorado Housing & Finance Authority,
     380       Ser 1990 B-2...........................................................      8.00      02/01/18          398,327
   2,500       Ser 1997 A-2 (AMT).....................................................      7.25      05/01/27        2,794,125
     490      Idaho Housing Agency, 1988 Ser D-2 (AMT)................................      8.25      01/01/20          524,555
     460      Illinois Housing Development Authority, 1988 Ser C (AMT)................      8.10      02/01/22          473,506
     130      Indiana Housing Finance Authority, GNMA Collateralized Ser 1990 A-2
               (AMT)..................................................................      8.10      01/01/22          133,465
   1,045      Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser 1988 C (AMT)..      8.00      11/01/20        1,077,677
              Olathe, Kansas,
     155      GNMA Collateralized Ser 1990 B..........................................      7.50      09/01/10          164,388
     485      GNMA Collateralized Ser 1989 A (AMT) (MBIA).............................      8.00      11/01/20          506,956
   1,490      New Orleans Home Mortgage Authority, Louisiana, 1989 Ser B-1 (AMT)......      8.25      12/01/21        1,548,691
              Maine Housing Authority,
   3,540       Purchase Ser 1988 D4 (AMT).............................................      7.55      11/15/19        3,736,187
   1,000       Purchase Ser 1988 D5 (AMT).............................................      7.55      11/15/19        1,055,420
              Massachusetts Housing Finance Agency,
   1,660       Residential Ser 1989 A (AMT)...........................................      8.20      08/01/15        1,731,264
   4,960       1989 Ser 7 (AMT).......................................................      8.10      06/01/20        5,094,018
     665      Mississippi Housing Finance Corporation, GNMA-Backed Ser 1989 (AMT)
               (FGIC).................................................................      8.25      10/15/18          701,143
   2,885      Missouri Housing Development Commission, Homeownership 1996 Ser D
               (AMT)..................................................................      7.10      09/01/27        3,158,440
     280      Muskogee County Home Finance Authority, Oklahoma, 1990 Ser A (FGIC).....      7.60      12/01/10          294,188

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
$  2,560      Rhode Island Housing & Mortgage Finance Corporation,
               Homeownership 1988 Ser 1-D (AMT).......................................      7.875%    10/01/22     $  2,690,099
              South Carolina Housing Finance & Development Authority,
   3,000       Homeownership 1998 Ser C-1 (AMT).......................................      8.125     07/01/21        3,124,980
   1,220       Homeownership 1991 Ser A (AMT).........................................      7.40      07/01/23        1,287,198
   2,870      El Paso Housing Finance Corporation, Texas, GNMA Collateralized Ser 1989
               (AMT)..................................................................      8.20      03/01/21        2,999,982
              Utah Housing Finance Agency,
     300       Ser 1991 B-1...........................................................      7.50      07/01/16          316,692
     300       Ser 1989 B (AMT).......................................................      8.25      07/01/21          308,658
--------                                                                                                           ------------
  32,375                                                                                                             34,119,959
--------                                                                                                           ------------

              Nursing & Health Related Facilities Revenue (0.5%)
              New York State Medical Care Facilities Finance Agency,
     825       Mental Health Ser 1987.................................................      8.875     08/15/07          845,056
     560       Mental Health Ser 1990 A (Secondary MBIA)..............................      7.75      02/15/20          609,028
     405       Mental Health Ser 1991 A...............................................      7.50      02/15/21          448,732
--------                                                                                                           ------------
   1,790                                                                                                              1,902,816
--------                                                                                                           ------------

              Public Facilities Revenue (1.0%)
              Saint Paul Independent School District #625, Minnesota,
   1,700       Ser 1995 C COPs........................................................      5.45      02/01/11        1,744,489
   1,800       Ser 1995 C COPs........................................................      5.50      02/01/12        1,845,936
--------                                                                                                           ------------
   3,500                                                                                                              3,590,425
--------                                                                                                           ------------

              Resource Recovery Revenue (3.3%)
  11,500      Cambria County Industrial Development Authority, Pennsylvania, Cambria
--------       Cogen Co Ser 1989 F-2 (MBIA)...........................................      7.75      09/01/19       11,736,785
                                                                                                                   ------------

              Transportation Facilities Revenue (8.5%)
   3,500      Atlanta, Georgia, Airport Ser 1994 B (AMT) (AMBAC)......................      6.00      01/01/21        3,666,355
              Chicago, Illinois,
   5,000       Chicago-O'Hare International Airport Ser 1996 A (AMBAC)................      5.625     01/01/12        5,204,800
   7,000       Midway Airport 1994 Ser A (AMT) (MBIA).................................      6.25      01/01/24        7,427,840
   5,000      Regional Transportation Authority, Illinois, Ser 1994 A (AMBAC).........      6.25      06/01/24        5,398,650
   8,000      Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...............      6.125     11/15/25        8,480,160
--------                                                                                                           ------------
  28,500                                                                                                             30,177,805
--------                                                                                                           ------------

              Water & Sewer Revenue (5.8%)
   2,500      Coachella, California, Ser 1992 COPs (FSA)..............................      6.10      03/01/22        2,628,175
   4,000      Santa Rosa, California, Wastewater Refg 1996 Ser A (FGIC)...............      4.75      09/01/16        3,781,120
   3,500      Chicago, Illinois, Wastewater Ser 1994 (MBIA)...........................      6.375     01/01/24        3,811,990
   3,000      Detroit, Michigan, Water Supply 1997 Ser A (MBIA).......................      5.00      07/01/21        2,879,460
   3,600      Rio Rancho, New Mexico, Water & Wastewater Ser 1995 A (FSA).............      6.00      05/15/22        3,828,024
   3,490      Texas Water Resource Finance Authority, Ser 1989 (AMBAC)................      7.50      08/15/13        3,672,283
--------                                                                                                           ------------
  20,090                                                                                                             20,601,052
--------                                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON      MATURITY
THOUSANDS                                                                                  RATE         DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              Refunded (17.3%)
$  3,000      Central Coast Water Authority, California, Ser 1992 (AMBAC).............      6.60%     10/01/02++   $  3,362,730
   5,000      District of Columbia, Ser 1990 A (AMBAC)................................      7.50      06/01/00++      5,482,800
   3,800      Metropolitan Pier & Exposition Authority, Illinois, Ser 1992 A (FGIC)...      6.50      06/15/03++      4,248,590
   4,000      Indiana Health Facility Financing Authority, Hancock Memorial Hospital
               Ser 1990...............................................................      8.30      08/15/00++      4,482,200
   3,965      Massachusetts, 1994 Ser C (FGIC)........................................      6.75      11/01/04++      4,532,431
  11,000      Western Townships Utilities Authority, Michigan, Sewerage Disposal Ser
               1989 (Crossover 01/01/99)..............................................      8.20      01/01/18       11,649,880
   1,340      Missouri Health & Educational Facilities Authority, Missouri Baptist
               Medical Center Refg Ser 1989 (ETM).....................................      7.625     07/01/18        1,463,146
   4,650      New York Local Government Assistance Corporation, Ser 1991 A............      7.25      04/01/01++      5,179,309
              New York State Medical Care Facilities Finance Agency,
     985       Mental Health Ser 1990 (Secondary MBIA)................................      7.75      02/15/00++      1,078,930
     580       Mental Health Ser 1991 A...............................................      7.50      02/15/01++        647,640
   2,375      Montgomery County Higher Educational & Health Authority, Pennsylvania,
               Holy Redeemer Hospital 1990 Ser A (AMBAC)..............................      7.625     02/01/00++      2,548,328
   2,400      Peninsula Ports Authority, Virginia, Mary Immaculate Hospital Ser
               1989...................................................................      8.375     08/01/99++      2,605,752
  12,550      Washington Public Power Supply System, Nuclear Proj #2 Refg Ser 1990
               C......................................................................      7.625     01/01/01++     13,976,935
--------                                                                                                           ------------
  55,645                                                                                                             61,258,671
--------                                                                                                           ------------
 324,520      TOTAL MUNICIPAL BONDS (Identified Cost $321,062,671)............................................      343,977,938
--------                                                                                                           ------------
              SHORT-TERM MUNICIPAL OBLIGATION (0.5%)
   1,800       East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1993
--------       (Demand 12/01/97) (Identified Cost $1,800,000).........................      3.80*     03/01/22        1,800,000
                                                                                                                   ------------
$326,320      TOTAL INVESTMENTS (Identified Cost $322,862,671) (a)...................................     97.9%     345,777,938
========

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................     2.1        7,343,256
                                                                                                         -----     ------------

              NET ASSETS..............................................................................   100.0%    $353,121,194
                                                                                                         =====     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

---------------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
     ETM      Escrowed to maturity.
      ++      Prerefunded to call date shown.
      *       Current coupon of variable rate demand obligation.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $23,203,162 and the aggregate gross unrealized depreciation is $287,895, resulting in net unrealized appreciation of $22,915,267.

Bond Insurance:
---------------
    AMBAC     AMBAC Indemnity Corporation.
  Connie Lee  Connie Lee Insurance Company.
     FGIC     Financial Guaranty Insurance Company.
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               November 30, 1997

Alabama..................  3.9%
Arizona..................  3.8
California...............  4.6
Colorado.................  0.9
District of Columbia.....  1.6
Georgia..................  1.9
Idaho....................  0.2
Illinois................. 10.7
Indiana..................  1.3
Kansas...................  4.8
Kentucky.................  1.0
Louisiana................  1.3
Maine....................  1.4
Massachusetts............  8.8
Michigan.................  5.7
Minnesota................  1.8
Mississippi..............  0.2
Missouri.................  1.3
New Mexico...............  1.1
New York.................  4.2
Ohio.....................  0.3
Oklahoma.................  0.1
Pennsylvania.............  8.2
Rhode Island.............  0.8
South Carolina...........  3.6
Tennessee................  1.3
Texas.................... 14.7
Utah.....................  2.0
Virginia.................  0.7
Washington...............  5.7
                          ----
Total.................... 97.9%
                          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $322,862,671).......................................    $345,777,938
Cash..................................................................         409,364
Receivable for:
    Interest..........................................................       7,072,244
    Investments sold..................................................         130,000
Prepaid expenses and other assets.....................................         200,892
                                                                          ------------

    TOTAL ASSETS......................................................     353,590,438
                                                                          ------------

LIABILITIES:
Payable for:
    Dividends to preferred shareholders...............................         172,894
    Investment advisory fee...........................................         116,152
    Administration fee................................................          72,595
Accrued expenses and other payables...................................         107,603
                                                                          ------------

    TOTAL LIABILITIES.................................................         469,244
                                                                          ------------

    NET ASSETS........................................................    $353,121,194
                                                                          ============

COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized
 of non-participating $.01 par value, 1,000 shares outstanding).......    $100,000,000
                                                                          ------------
Common shares of beneficial interest (unlimited shares authorized of
 $.01 par value, 24,517,924 shares outstanding).......................     227,852,622
Net unrealized appreciation...........................................      22,915,267
Accumulated undistributed net investment income.......................       2,418,464
Accumulated net realized loss.........................................         (65,159)
                                                                          ------------

    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS......................     253,121,194
                                                                          ------------

    TOTAL NET ASSETS..................................................    $353,121,194
                                                                          ============

NET ASSET VALUE PER COMMON SHARE
 ($253,121,194 divided by 24,517,924 common shares outstanding).......          $10.32
                                                                                ======

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

STATEMENT OF OPERATIONS
For the six months ended November 30, 1997 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME........................................................    $11,001,619
                                                                           -----------

EXPENSES
Investment advisory fee................................................        708,287
Administration fee.....................................................        442,679
Auction commission fees................................................        134,796
Professional fees......................................................         45,195
Transfer agent fees and expenses.......................................         38,950
Auction agent fees.....................................................         30,504
Shareholder reports and notices........................................         25,636
Registration fees......................................................         16,214
Custodian fees.........................................................          8,342
Trustees' fees and expenses............................................          6,767
Other..................................................................         18,822
                                                                           -----------

    TOTAL EXPENSES.....................................................      1,476,192

Less: expense offset...................................................         (8,278)
                                                                           -----------

    NET EXPENSES.......................................................      1,467,914
                                                                           -----------

    NET INVESTMENT INCOME..............................................      9,533,705
                                                                           -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................................................         28,093
Net change in unrealized appreciation..................................      5,491,260
                                                                           -----------

    NET GAIN...........................................................      5,519,353
                                                                           -----------

NET INCREASE...........................................................    $15,053,058
                                                                           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX          FOR THE YEAR
                                                         MONTHS ENDED             ENDED
                                                       NOVEMBER 30, 1997       MAY 31, 1997
--------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................       $  9,533,705         $ 19,568,521
Net realized gain (loss)...........................             28,093              (93,251)
Net change in unrealized appreciation..............          5,491,260            5,092,960
                                                          ------------         ------------

    NET INCREASE...................................         15,053,058           24,568,230
                                                          ------------         ------------

Dividends to preferred shareholders from net
 investment income.................................         (1,850,160)          (3,571,216)
                                                          ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income..............................         (7,384,914)         (15,071,283)
Net realized gain..................................                 --           (5,000,795)
                                                          ------------         ------------

    TOTAL..........................................         (7,384,914)         (20,072,078)
                                                          ------------         ------------

Decrease from transactions in common shares of
 beneficial interest...............................         (1,991,109)          (7,218,048)
                                                          ------------         ------------

    NET INCREASE (DECREASE)........................          3,826,875           (6,293,112)

NET ASSETS:
Beginning of period................................        349,294,319          355,587,431
                                                          ------------         ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $2,418,464 and $2,119,833, respectively)....       $353,121,194         $349,294,319
                                                          ============         ============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), an affiliate of Dean Witter Services Company Inc. (the "Administrator"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.25% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1997 aggregated $2,832,150 and $4,889,348, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended November 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,545. At November 30, 1997, the Fund had an accrued pension liability of $47,928 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                   CAPITAL
                                                                                                                   PAID IN
                                                                                                   PAR VALUE      EXCESS OF
                                                                                      SHARES       OF SHARES      PAR VALUE
                                                                                    ----------     ---------     ------------
Balance, May 31, 1996...........................................................    25,501,424     $255,014      $236,806,765
Treasury shares purchased and retired (weighted average discount 8.30%)*........      (779,500)      (7,795)       (7,210,253)
                                                                                    ----------     --------      ------------
Balance, May 31, 1997...........................................................    24,721,924      247,219       229,596,512
Treasury shares purchased and retired (weighted average discount 4.837%)*.......      (204,000)      (2,040)       (1,989,069)
                                                                                    ----------     --------      ------------
Balance, November 30, 1997......................................................    24,517,924     $245,179      $227,607,443
                                                                                    ==========     ========      ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared,

MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                          AMOUNT                      NEXT            RANGE OF
SERIES     SHARES*     IN THOUSANDS*     RATE*     RESET DATE     DIVIDEND RATES**
------     -------     -------------     -----     ----------     ----------------
 A           200          $14,768        3.85%      12/03/97        3.34% - 3.99%
 B           200           14,000        3.65       12/03/97        3.35  - 3.99
 C           200           57,534        3.75       09/02/98        3.62  - 3.87
 D           200           56,306        3.67       01/07/98        3.55  - 5.75
 E           200           59,054        3.85       07/08/98           3.849

---------------------
 * As of November 30, 1997.
** For the six months ended November 30, 1997.

Subsequent to November 30, 1997 and up through December 5, 1997, the Fund paid dividends to each of the Series A through E at rates ranging from 3.65% to 3.85% in the aggregate amount of $28,768.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

7. DIVIDENDS TO COMMON SHAREHOLDERS

The Fund declared the following dividends from net investment income:

    DECLARATION         AMOUNT             RECORD                PAYABLE
       DATE            PER SHARE            DATE                  DATE
-------------------    ---------     ------------------    -------------------
September 23, 1997       $0.05        December 5, 1997      December 19, 1997
December 30, 1997        $0.05        January 9, 1998       January 23, 1998

8. FEDERAL INCOME TAX STATUS

At May, 1997, the Fund had a net capital loss carryover of approximately $93,000 which will be available through May 31, 2005 to offset future capital gains to the extent provided by regulations.

MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                             FOR THE YEAR ENDED MAY 31*
                                                    MONTHS ENDED                --------------------------------------------------
                                                 NOVEMBER 30, 1997*               1997                 1996                 1995
----------------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........         $10.08                    $10.02               $10.36               $10.24
                                                        ------                    ------               ------               ------
Net investment income..........................           0.39                      0.78                 0.79                 0.84
Net realized and unrealized gain (loss)........           0.23                      0.19                (0.22)                0.26
                                                        ------                    ------               ------               ------
Total from investment operations...............           0.62                      0.97                 0.57                 1.10
                                                        ------                    ------               ------               ------
Less dividends and distributions from:
   Net investment income.......................          (0.30)                    (0.60)               (0.65)               (0.72)
   Common share equivalent of dividends paid to
     preferred shareholders....................          (0.08)                    (0.14)               (0.15)               (0.16)
   Net realized gain...........................             --                     (0.20)               (0.12)               (0.10)
                                                        ------                    ------               ------               ------
Total dividends and distributions..............          (0.38)                    (0.94)               (0.92)               (0.98)
                                                        ------                    ------               ------               ------
Anti-dilutive effect of acquiring treasury
 shares........................................             --                      0.03                 0.01                   --
                                                        ------                    ------               ------               ------
Net asset value, end of period.................         $10.32                    $10.08               $10.02               $10.36
                                                        ======                    ======               ======               ======
Market value, end of period....................         $9.875                    $9.375               $ 9.00               $9.688
                                                        ======                    ======               ======               ======

TOTAL INVESTMENT RETURN+.......................           8.59%(3)                 13.52%                0.67%                8.15%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:
Expenses.......................................           1.16%(2)                  1.14%(1)             1.16%(1)             1.21%
Net investment income before preferred stock
 dividends.....................................           7.56%(2)                  7.70%                7.68%                8.37%
Preferred stock dividends......................           1.47%(2)                  1.41%                1.44%                1.55%
Net investment income available to common
 shareholders..................................           6.09%(2)                  6.29%                6.24%                6.82%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........       $353,121                  $349,294             $355,587             $368,225
Asset coverage on preferred shares at end of
 period........................................            352%                      349%                 355%                 368%
Portfolio turnover rate........................              1%(3)                     5%                  14%                  16%

                                                             FOR THE YEAR ENDED MAY 31*
                                                           -----------------------------
                                                             1994                 1993
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........              $10.67               $10.02
                                                             ------               ------
Net investment income..........................                0.90                 0.91
Net realized and unrealized gain (loss)........               (0.45)                0.64
                                                             ------               ------
Total from investment operations...............                0.45                 1.55
                                                             ------               ------
Less dividends and distributions from:
   Net investment income.......................               (0.76)               (0.77)
   Common share equivalent of dividends paid to
     preferred shareholders....................               (0.12)               (0.12)
   Net realized gain...........................                  --                (0.01)
                                                             ------               ------
Total dividends and distributions..............               (0.88)               (0.90)
                                                             ------               ------
Anti-dilutive effect of acquiring treasury
 shares........................................                  --                   --
                                                             ------               ------
Net asset value, end of period.................              $10.24               $10.67
                                                             ======               ======
Market value, end of period....................              $ 9.75               $10.75
                                                             ======               ======
TOTAL INVESTMENT RETURN+.......................               (2.72)%              11.30%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:
Expenses.......................................                1.23%                1.38%
Net investment income before preferred stock
 dividends.....................................                8.31%                8.73%
Preferred stock dividends......................                1.11%                1.21%
Net investment income available to common
 shareholders..................................                7.20%                7.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........            $393,532             $404,979
Asset coverage on preferred shares at end of
 period........................................                 314%                 324%
Portfolio turnover rate........................                  23%                   7%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Annualized.
(3) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
-------------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
-------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT ADVISER
-------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MUNICIPAL
PREMIUM
INCOME
TRUST

Semiannual Report
November 30, 1997